Shareholder Report	6 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DEUTSCHE DWS MUNICIPAL TRUST
Entity Central Index Key	0000203142
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000016740
Shareholder Report [Line Items]
Fund Name	DWS Managed Municipal Bond Fund
Class Name	Class A
Trading Symbol	SMLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Managed Municipal Bond Fund (the "Fund") for the period June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$39	0.76%

Gross expense ratio as of the latest prospectus: 0.80%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%
AssetsNet	$ 1,936,442,833
Holdings Count | Holding	401
Advisory Fees Paid, Amount	$ 3,316,474
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	1,936,442,833
Number of Portfolio Holdings	401
Portfolio Turnover Rate (%)	19
Total Net Advisory Fees Paid ($)	3,316,474
Modified Duration to Worst	6.7 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Revenue Bonds	80%
General Obligation Bonds	10%
Lease Obligations	4%
Escrow to Maturity/Prerefunded Bonds	2%
Variable Rate Demand Notes	2%
Other	1%
Other Assets and Liabilities, Net	1%
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	13%
AA	27%
A	30%
BBB	16%
BB	3%
Not Rated	9%

Top Five State Allocations

Holdings	% of Net Assets
Texas	15%
New York	13%
Florida	8%
Illinois	7%
California	4%

C000016743
Shareholder Report [Line Items]
Fund Name	DWS Managed Municipal Bond Fund
Class Name	Class C
Trading Symbol	SMLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Managed Municipal Bond Fund (the "Fund") for the period June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$77	1.51%

Gross expense ratio as of the latest prospectus: 1.61%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.51%
AssetsNet	$ 1,936,442,833
Holdings Count | Holding	401
Advisory Fees Paid, Amount	$ 3,316,474
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	1,936,442,833
Number of Portfolio Holdings	401
Portfolio Turnover Rate (%)	19
Total Net Advisory Fees Paid ($)	3,316,474
Modified Duration to Worst	6.7 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Revenue Bonds	80%
General Obligation Bonds	10%
Lease Obligations	4%
Escrow to Maturity/Prerefunded Bonds	2%
Variable Rate Demand Notes	2%
Other	1%
Other Assets and Liabilities, Net	1%
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	13%
AA	27%
A	30%
BBB	16%
BB	3%
Not Rated	9%

Top Five State Allocations

Holdings	% of Net Assets
Texas	15%
New York	13%
Florida	8%
Illinois	7%
California	4%

C000016744
Shareholder Report [Line Items]
Fund Name	DWS Managed Municipal Bond Fund
Class Name	Class S
Trading Symbol	SCMBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Managed Municipal Bond Fund (the "Fund") for the period June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$26	0.51%

Gross expense ratio as of the latest prospectus: 0.63%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%
AssetsNet	$ 1,936,442,833
Holdings Count | Holding	401
Advisory Fees Paid, Amount	$ 3,316,474
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	1,936,442,833
Number of Portfolio Holdings	401
Portfolio Turnover Rate (%)	19
Total Net Advisory Fees Paid ($)	3,316,474
Modified Duration to Worst	6.7 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Revenue Bonds	80%
General Obligation Bonds	10%
Lease Obligations	4%
Escrow to Maturity/Prerefunded Bonds	2%
Variable Rate Demand Notes	2%
Other	1%
Other Assets and Liabilities, Net	1%
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	13%
AA	27%
A	30%
BBB	16%
BB	3%
Not Rated	9%

Top Five State Allocations

Holdings	% of Net Assets
Texas	15%
New York	13%
Florida	8%
Illinois	7%
California	4%

C000016745
Shareholder Report [Line Items]
Fund Name	DWS Managed Municipal Bond Fund
Class Name	Institutional Class
Trading Symbol	SMLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Managed Municipal Bond Fund (the "Fund") for the period June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$26	0.51%

Gross expense ratio as of the latest prospectus: 0.58%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%
AssetsNet	$ 1,936,442,833
Holdings Count | Holding	401
Advisory Fees Paid, Amount	$ 3,316,474
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	1,936,442,833
Number of Portfolio Holdings	401
Portfolio Turnover Rate (%)	19
Total Net Advisory Fees Paid ($)	3,316,474
Modified Duration to Worst	6.7 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Revenue Bonds	80%
General Obligation Bonds	10%
Lease Obligations	4%
Escrow to Maturity/Prerefunded Bonds	2%
Variable Rate Demand Notes	2%
Other	1%
Other Assets and Liabilities, Net	1%
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	13%
AA	27%
A	30%
BBB	16%
BB	3%
Not Rated	9%

Top Five State Allocations

Holdings	% of Net Assets
Texas	15%
New York	13%
Florida	8%
Illinois	7%
California	4%